Share-Based Payments - Summary of Management participation plan (Details) - Management Participation Plan - Restricted share units [member]	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares
Share-based payments
Unvested restricted shares, beginning balance (Number of shares) | shares	1,472,684	3,378,650	5,635,029
Vested (Number of shares) | shares	(1,284,996)	(1,905,966)	(1,962,796)
Forfeited (Number of shares) | shares	(15,011)		(293,583)
Unvested restricted shares, ending balance (Number of shares) | shares	172,677	1,472,684	3,378,650
Unvested restricted shares beginning balance (Weighted average grant date Fair Value per share) | € / shares	€ 759.84	€ 759.84	€ 759.84
Vested (Weighted average grant date Fair Value per share) | € / shares	759.84	759.84	759.84
Forfeited (Weighted average grant date Fair Value per share) | € / shares	759.84		759.84
Unvested restricted shares, ending balance (Weighted average grant date Fair Value per share) | € / shares	€ 759.84	€ 759.84	€ 759.84